Schedule of capital commitments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment	$ 83,667	$ 71,998
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment	14,426	536,685
Intangible assets –– launch service		40,418
Capital commitments	$ 14,426	$ 577,103